COMPANY'S OPERATIONS - Equity interest (Details) - item		12 Months Ended
	Dec. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Veracel Celulose S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		50.00%	50.00%
Ibema Companhia Brasileira de Papel.
COMPANY'S OPERATIONS
Percentage of ownership interest in associate		49.90%	49.90%
Ensyn Corporation
COMPANY'S OPERATIONS
Percentage of ownership interest in associate		25.30%	25.30%
F&E Tecnologies LLC
COMPANY'S OPERATIONS
Percentage of ownership interest in associate		50.00%	50.00%
Spinnova OY
COMPANY'S OPERATIONS
Percentage of ownership interest in associate		23.44%	24.06%
CelluForce Inc.
COMPANY'S OPERATIONS
Percentage of ownership in equity securities measured at FVOCI		8.30%	8.30%
AGFA - Com. Adm. e Participacoes Ltda.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary			100.00%
Asapir Producao Florestal e Comercio Ltda.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary			100.00%
Comercial e Agricola Paineiras Ltda.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary			99.99%
F&E Tecnologia do Brasil S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
Facepa - Fabrica de Papel da Amaznia S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary			92.80%
Fibria Celulose (USA) Inc.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
Fibria Overseas Finance Ltd.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
Fibria Terminais Portuarios S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary			100.00%
Fibria Terminal de Celulose de Santos SPE S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
FuturaGene AgriDev Xinjiang Company Ltd.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
FuturaGene Biotechnology Shangai Company Ltd.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
FuturaGene Brasil Tecnologia Ltda.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary			100.00%
FuturaGene Delaware Inc.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
FuturaGene Hong Kong Ltd.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
FuturaGene Inc.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
FuturaGene Israel Ltd.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
FuturaGene Ltd.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
Gansu FuturaGene Biotech Co. Ltd.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary			100.00%
Itacel - Terminal de Celulose de Itaqui S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
Maxcel Empreendimentos e Participacoes S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
Mucuri Energetica S.A
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
Ondurman Empreendimentos Imobiliarios Ltda.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary			100.00%
Paineiras Logistica e Transportes Ltda.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		51.00%	51.00%
Projetos Especiais e Investimentos Ltda.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
Rio Verde Participacoes e Propriedades Rurais S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
SFBC Participacoes Ltda.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%
Stenfar S.A. Indl. Coml. Imp. Y. Exp.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
Stenfar S.A. Indl. Coml. Imp. Y. Exp. | Comercial e Agricola Paineiras Ltda.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	10.00%
Suzano Austria GmbH
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
Suzano Canada Inc.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
Suzano International Trade GmbH
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
Suzano Operacoes Industriais e Florestais S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%
Suzano Participacoes do Brasil Ltda.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%
Suzano Pulp and Paper America Inc.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
Suzano Pulp and Paper Europe S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
Suzano Shanghai Ltd.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%
Suzano Trading International KFT
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
Suzano Trading Ltd.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%	100.00%
Suzano Holding S.A.
COMPANY'S OPERATIONS
Number of industrial units		11
Percentage of ownership interest in subsidiary		45.77%
Suzano Holding S.A. | Stenfar S.A. Indl. Coml. Imp. Y. Exp.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	90.00%